Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar. 30, 2011
SENTINEL MID CAP VALUE FUND (Prospectus Summary): | SENTINEL MID CAP VALUE FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Sentinel Mid Cap Value Fund
Supplement Text	ck0000225843_SupplementTextBlock	The Sentinel Funds Class A, Class C, Class S and Class I Supplement dated September 26, 2011 to the Prospectus dated March 30, 2011, as supplemented to date Sentinel Mid Cap Value Fund
Investment Strategy, Heading	rr_StrategyHeading	The third sentence of the section of the Prospectus titled “Fund Summaries – Mid Cap Value Fund – Principal Investment Strategies” is modified to read in its entirety :
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	As of June 30, 2011, companies included in either the Standard & Poor's MidCap 400 Index or the Russell Midcap Index had market capitalizations between $517.8 million and $18.6 billion.
SENTINEL MID CAP VALUE FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SYVAX
SENTINEL MID CAP VALUE FUND | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SYVCX
SENTINEL MID CAP VALUE FUND | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SYVIX